Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Finite Lived Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 64,578	$ 59,921	$ 194,073	$ 190,319
Total Purchase Price, Including Contingent Payable	21,587		47,998
Impairment expense on goodwill and intangible assets	4,036	$ 322,210	1,886,223	$ 324,145
Software development [Member]
Finite Lived Intangible Assets [Line Items]
Impairment expense on goodwill and intangible assets	$ 4,036		$ 4,036